PORTFOLIO OF INVESTMENTS
as of December 31, 2023 (Unaudited)

Voya VACS Series EMHCD Fund
Principal
Amount † RA Value
Percentage
of Net
Assets
SOVEREIGN BONDS : 57.9%
Angola : 1.0%
750,000
(1)
Angolan Government
International Bond,
8.000
%,
11/26/2029 $ 669,300
0.6
500,000
(1)
Angolan Government
International Bond,
9.500
%,
11/12/2025 495,625
0.4
1,164,925
1.0
Argentina : 1.5%
1,408,777
(2)
Argentine Republic
Government
International Bond,
0.750
% (Step
Rate @ 1.750%
on 07/09/2027),
07/09/2030 565,927
0.5
274,111  Argentine Republic
Government
International Bond,
1.000
%,
07/09/2029 109,440
0.1
2,556,220
(2)
Argentine Republic
Government
International Bond,
3.625
% (Step
Rate @ 4.125%
on 07/09/2024),
07/09/2035 871,735
0.7
526,019
(2)
Argentine Republic
Government
International Bond,
4.250
% (Step
Rate @ 5.000%
on 07/09/2024),
01/09/2038 209,116
0.2
1,756,218
1.5
Bahrain : 1.7%
2,000,000  Bahrain Government
International Bond,
7.375
%,
05/14/2030 2,090,625
1.7
Brazil : 1.1%
700,000  Brazilian Government
International Bond,
5.625
%,
02/21/2047 615,825
0.5
700,000  Brazilian Government
International Bond,
6.000
%,
10/20/2033 700,168
0.6
1,315,993
1.1
Chile : 0.7%
750,000  Chile Government
International Bond,
3.500
%,
01/31/2034 670,547
0.5
250,000  Chile Government
International Bond,
4.000
%,
01/31/2052 206,133
0.2
876,680
0.7
Principal
Amount† RA Value
Percentage
of Net
Assets
SOVEREIGN BONDS: (continued)
Colombia : 2.3%
500,000  Colombia Government
International Bond,
3.250
%,
04/22/2032 $ 398,984
0.3
1,000,000  Colombia Government
International Bond,
4.125
%,
05/15/2051 667,813
0.5
750,000  Colombia Government
International Bond,
5.000
%,
06/15/2045 582,656
0.5
500,000  Colombia Government
International Bond,
6.125
%,
01/18/2041 456,016
0.4
664,000  Colombia Government
International Bond,
8.000
%,
04/20/2033 727,184
0.6
2,832,653
2.3
Costa Rica : 1.1%
775,000  Costa Rica
Government
International Bond,
6.125
%,
02/19/2031 795,223
0.7
450,000
(1)
Costa Rica
Government
International Bond,
7.300
%,
11/13/2054 489,604
0.4
1,284,827
1.1
Cote d'Ivoire : 0.6%
737,028
(3)
Ivory Coast
Government
International Bond
REGs,
5.750
%,
12/31/2032 698,935
0.6
Dominican Republic : 3.0%
200,000
(1)
Dominican Republic
International Bond,
4.875
%,
09/23/2032 182,508
0.1
500,000
(1)
Dominican Republic
International Bond,
5.300
%,
01/21/2041 435,000
0.3
1,200,000  Dominican Republic
International Bond,
5.875
%,
01/30/2060 1,041,600
0.9
700,000  Dominican Republic
International Bond,
6.000
%,
07/19/2028 702,800
0.6
500,000
(1)
Dominican Republic
International Bond,
6.000
%,
02/22/2033 493,100
0.4
500,000
(1)
Dominican Republic
International Bond,
6.875
%,
01/29/2026 510,105
0.4
300,000
(1)
Dominican Republic
International Bond,
7.050
%,
02/03/2031 315,781
0.3
3,680,894
3.0

PORTFOLIO OF INVESTMENTS
as of December 31, 2023 (Unaudited) (continued)

Voya VACS Series EMHCD Fund
Principal
Amount† RA Value
Percentage
of Net
Assets
SOVEREIGN BONDS: (continued)
Ecuador : 0.8%
517,550
(1)(2)
Ecuador Government
International Bond,
2.500
% (Step
Rate @ 5.000%
on 07/31/2024),
07/31/2040 $ 165,616
0.2
1,357,845
(1)(2)
Ecuador Government
International Bond,
3.500
% (Step
Rate @ 5.500%
on 07/31/2024),
07/31/2035 488,145
0.4
600,850
(1)(2)
Ecuador Government
International Bond,
6.000
% (Step
Rate @ 6.900%
on 07/31/2024),
07/31/2030 281,198
0.2
934,959
0.8
Egypt : 1.9%
1,000,000  Egypt Government
International Bond,
5.800
%,
09/30/2027 773,750
0.6
500,000
(1)
Egypt Government
International Bond,
7.500
%,
02/16/2061 293,438
0.3
1,500,000
(1)
Egypt Government
International Bond,
8.700
%,
03/01/2049 944,062
0.8
350,000
(1)
Egypt Government
International Bond,
8.875
%,
05/29/2050 224,055
0.2
2,235,305
1.9
El Salvador : 0.5%
750,000
(1)
El Salvador
Government
International Bond,
6.375
%,
01/18/2027 663,281
0.5
Gabon : 0.2%
300,000
(1)
Gabon Government
International Bond,
6.625
%,
02/06/2031 251,063
0.2
Ghana : 1.0%
550,000  Ghana Government
International Bond,
7.875
%,
03/26/2027 247,156
0.2
1,500,000  Ghana Government
International Bond,
7.875
%,
02/11/2035 658,125
0.5
750,000  Ghana Government
International Bond,
8.750
%,
03/11/2061 326,133
0.3
1,231,414
1.0
Principal
Amount† RA Value
Percentage
of Net
Assets
SOVEREIGN BONDS: (continued)
Guatemala : 1.1%
635,000
(1)
Guatemala
Government Bond,
5.250
%,
08/10/2029 $ 624,205
0.5
700,000
(1)
Guatemala
Government Bond,
6.600
%,
06/13/2036 722,750
0.6
1,346,955
1.1
Honduras : 0.3%
250,000  Honduras Government
International Bond,
5.625
%,
06/24/2030 223,750
0.2
200,000  Honduras Government
International Bond,
6.250
%,
01/19/2027 192,500
0.1
416,250
0.3
Hungary : 2.3%
1,150,000
(1)
Hungary Government
International Bond,
3.125
%,
09/21/2051 783,058
0.6
700,000
(1)
Hungary Government
International Bond,
5.500
%,
06/16/2034 712,285
0.6
500,000  Hungary Government
International Bond,
7.625
%,
03/29/2041 599,385
0.5
650,000
(1)
Magyar Export-Import
Bank Zrt,
6.125
%,
12/04/2027 663,315
0.6
2,758,043
2.3
India : 0.9%
500,000  Export-Import Bank
of India,
2.250
%,
01/13/2031 418,295
0.3
700,000
(1)
Export-Import Bank
of India,
5.500
%,
01/18/2033 722,110
0.6
1,140,405
0.9
Indonesia : 2.1%
550,000  Indonesia Government
International Bond,
5.250
%,
01/17/2042 573,829
0.4
320,000  Indonesia Government
International Bond,
5.450
%,
09/20/2052 341,800
0.3
1,250,000  Indonesia Government
International Bond,
8.500
%,
10/12/2035 1,665,625
1.4
2,581,254
2.1
Jamaica : 0.9%
400,000  Jamaica Government
International Bond,
7.875
%,
07/28/2045 492,300
0.4

PORTFOLIO OF INVESTMENTS
as of December 31, 2023 (Unaudited) (continued)

Voya VACS Series EMHCD Fund
Principal
Amount† RA Value
Percentage
of Net
Assets
SOVEREIGN BONDS: (continued)
Jamaica: (continued)
500,000  Jamaica Government
International Bond,
8.000
%,
03/15/2039 $ 626,250
0.5
1,118,550
0.9
Jordan : 0.9%
1,000,000
(1)
Jordan Government
International Bond,
5.850
%,
07/07/2030 932,500
0.8
200,000
(1)
Jordan Government
International Bond,
7.500
%,
01/13/2029 203,187
0.1
1,135,687
0.9
Kenya : 0.6%
250,000
(1)
Republic of Kenya
Government
International Bond,
6.875
%,
06/24/2024 243,711
0.2
500,000  Republic of Kenya
Government
International Bond,
7.250
%,
02/28/2028 460,000
0.4
703,711
0.6
Lebanon : 0.2%
2,000,000  Lebanon Government
International Bond,
6.850
%,
03/23/2027 124,687
0.1
2,000,000  Lebanon Government
International Bond,
6.100
%,
10/04/2022 124,688
0.1
249,375
0.2
Mexico : 3.2%
940,000  Mexico Government
International Bond,
3.250
%,
04/16/2030 852,903
0.7
1,150,000  Mexico Government
International Bond,
4.875
%,
05/19/2033 1,111,367
0.9
1,829,000  Mexico Government
International Bond,
6.338
%,
05/04/2053 1,868,724
1.6
3,832,994
3.2
Morocco : 0.3%
500,000
(1)
Morocco Government
International Bond,
4.000
%,
12/15/2050 361,250
0.3
Nigeria : 2.3%
500,000  Nigeria Government
International Bond,
6.500
%,
11/28/2027 458,359
0.4
1,200,000
(1)
Nigeria Government
International Bond,
7.375
%,
09/28/2033 1,027,125
0.9
Principal
Amount† RA Value
Percentage
of Net
Assets
SOVEREIGN BONDS: (continued)
Nigeria: (continued)
500,000  Nigeria Government
International Bond,
7.696
%,
02/23/2038 $ 411,719
0.3
675,000  Nigeria Government
International Bond,
7.875
%,
02/16/2032 608,660
0.5
300,000  Nigeria Government
International Bond,
7.875
%,
02/16/2032 270,516
0.2
2,776,379
2.3
Oman : 1.0%
600,000  Oman Government
International Bond,
6.000
%,
08/01/2029 623,156
0.5
550,000
(1)
Oman Government
International Bond,
6.500
%,
03/08/2047 562,865
0.5
1,186,021
1.0
Panama : 2.3%
500,000  Panama Government
International Bond,
4.500
%,
04/16/2050 348,281
0.3
550,000  Panama Government
International Bond,
4.500
%,
01/19/2063 361,797
0.3
1,000,000  Panama Government
International Bond,
6.400
%,
02/14/2035 978,250
0.8
550,000  Panama Government
International Bond,
6.700
%,
01/26/2036 546,820
0.4
600,000  Panama Government
International Bond,
6.875
%,
01/31/2036 600,094
0.5
2,835,242
2.3
Paraguay : 1.4%
276,000  Paraguay Government
International Bond,
5.000
%,
04/15/2026 273,886
0.2
650,000  Paraguay Government
International Bond,
5.600
%,
03/13/2048 596,537
0.5
750,000
(1)
Paraguay Government
International Bond,
5.850
%,
08/21/2033 766,313
0.7
1,636,736
1.4
Peru : 0.8%
500,000  Peruvian Government
International Bond,
2.783
%,
01/23/2031 436,250
0.4
500,000  Peruvian Government
International Bond,
5.625
%,
11/18/2050 522,891
0.4
959,141
0.8

PORTFOLIO OF INVESTMENTS
as of December 31, 2023 (Unaudited) (continued)

Voya VACS Series EMHCD Fund
Principal
Amount† RA Value
Percentage
of Net
Assets
SOVEREIGN BONDS: (continued)
Philippines : 1.1%
750,000  Philippine Government
International Bond,
5.500
%,
01/17/2048 $ 790,781
0.6
500,000  Philippine Government
International Bond,
5.950
%,
10/13/2047 558,516
0.5
1,349,297
1.1
Poland : 1.7%
725,000  Republic of Poland
Government
International Bond,
4.875
%,
10/04/2033 735,447
0.6
1,225,000  Republic of Poland
Government
International Bond,
5.750
%,
11/16/2032 1,326,387
1.1
2,061,834
1.7
Qatar : 1.3%
550,000
(1)
Qatar Government
International Bond,
3.750
%,
04/16/2030 538,480
0.5
550,000
(1)
Qatar Government
International Bond,
4.400
%,
04/16/2050 509,674
0.4
500,000
(1)
Qatar Government
International Bond,
4.817
%,
03/14/2049 487,963
0.4
1,536,117
1.3
Romania : 1.8%
1,500,000
(1)
Romanian
Government
International Bond,
3.000
%,
02/14/2031 1,282,282
1.1
600,000
(1)
Romanian
Government
International Bond,
3.625
%,
03/27/2032 520,401
0.4
400,000  Romanian
Government
International Bond,
5.125
%,
06/15/2048 343,618
0.3
2,146,301
1.8
Russia : 0.3%
1,000,000  Russian Foreign Bond
- Eurobond,
5.250
%,
06/23/2047 355,000
0.3
Saudi Arabia : 2.8%
2,200,000  Saudi Government
International Bond,
3.450
%,
02/02/2061 1,553,406
1.3
800,000  Saudi Government
International Bond,
3.750
%,
01/21/2055 610,750
0.5
Principal
Amount† RA Value
Percentage
of Net
Assets
SOVEREIGN BONDS: (continued)
Saudi Arabia: (continued)
1,100,000
(1)
Saudi Government
International Bond,
5.500
%,
10/25/2032 $ 1,173,563
1.0
3,337,719
2.8
Senegal : 0.4%
500,000  Senegal Government
International Bond,
6.250
%,
05/23/2033 447,969
0.4
Serbia : 0.4%
250,000  Serbia International
Bond,
2.125
%,
12/01/2030 200,947
0.2
275,000
(1)
Serbia International
Bond,
6.500
%,
09/26/2033 282,505
0.2
483,452
0.4
South Africa : 2.2%
1,500,000  Republic of South
Africa Government
International Bond,
4.300
%,
10/12/2028 1,407,187
1.2
650,000  Republic of South
Africa Government
International Bond,
5.750
%,
09/30/2049 520,806
0.4
800,000  Republic of South
Africa Government
International Bond,
6.300
%,
06/22/2048 686,500
0.6
2,614,493
2.2
Sri Lanka : 1.1%
500,000
(1)
Sri Lanka Government
International Bond,
5.875
%,
07/25/2022 260,965
0.2
1,500,000
(1)
Sri Lanka Government
International Bond,
6.825
%,
07/18/2026 772,500
0.7
550,000  Sri Lanka Government
International Bond,
7.550
%,
03/28/2030 278,438
0.2
1,311,903
1.1
Turkey : 3.6%
700,000  Turkey Government
International Bond,
4.875
%,
10/09/2026 675,990
0.6
500,000  Turkey Government
International Bond,
5.125
%,
02/17/2028 477,500
0.4
550,000  Turkey Government
International Bond,
6.000
%,
01/14/2041 468,435
0.4
595,000  Turkey Government
International Bond,
6.500
%,
09/20/2033 570,456
0.5

PORTFOLIO OF INVESTMENTS
as of December 31, 2023 (Unaudited) (continued)

Voya VACS Series EMHCD Fund
Principal
Amount† RA Value
Percentage
of Net
Assets
SOVEREIGN BONDS: (continued)
Turkey: (continued)
1,000,000  Turkey Government
International Bond,
7.625
%,
04/26/2029 $ 1,037,500
0.8
1,000,000  Turkey Government
International Bond,
9.875
%,
01/15/2028 1,111,250
0.9
4,341,131
3.6
Ukraine : 0.9%
1,111,000  Ukraine Government
International Bond,
7.253
%,
03/15/2035 263,863
0.2
650,000  Ukraine Government
International Bond,
7.375
%,
09/25/2034 155,187
0.1
346,000
(1)
Ukraine Government
International Bond,
7.750
%,
09/01/2024 106,222
0.1
346,000
(1)
Ukraine Government
International Bond,
7.750
%,
09/01/2025 103,454
0.1
346,000
(1)
Ukraine Government
International Bond,
7.750
%,
09/01/2026 97,053
0.1
346,000
(1)
Ukraine Government
International Bond,
7.750
%,
09/01/2027 95,064
0.1
346,000
(1)
Ukraine Government
International Bond,
7.750
%,
09/01/2028 97,659
0.1
225,000
(1)
Ukraine Government
International Bond,
7.750
%,
09/01/2029 62,789
0.0
500,000  Ukraine Government
International Bond,
9.750
%,
11/01/2030 144,687
0.1
1,125,978
0.9
United Arab Emirates : 0.9%
1,050,000
(1)
Finance Department
Government of
Sharjah,
6.500
%,
11/23/2032 1,105,453
0.9
Uruguay : 0.9%
123,334  Uruguay Government
International Bond,
4.375
%,
10/27/2027 124,240
0.1
51,825  Uruguay Government
International Bond,
4.375
%,
01/23/2031 51,452
0.1
787,164  Uruguay Government
International Bond,
5.750
%,
10/28/2034 854,196
0.7
1,029,888
0.9
Zambia : 0.5%
450,000
(1)
Zambia Government
International Bond,
8.500
%,
04/14/2024 281,742
0.2
Principal
Amount† RA Value
Percentage
of Net
Assets
SOVEREIGN BONDS: (continued)
Zambia: (continued)
500,000
(1)
Zambia Government
International Bond,
8.970
%,
07/30/2027 $ 311,328
0.3
593,070
0.5
Total Sovereign Bonds
(Cost $65,524,240)
69,895,370
57.9
CORPORATE BONDS/NOTES : 37.9%
Brazil : 1.3%
1,145,000  Brazilian Government
International Bond,
6.250%,
03/18/2031 1,190,199
1.0
525,000  Minerva Luxembourg
SA, 4.375%,
03/18/2031 434,199
0.3
1,624,398
1.3
Chile : 4.1%
500,000
(1)
Corp Nacional del
Cobre de Chile,
4.500%,
08/01/2047 411,500
0.4
250,000  Corp Nacional del
Cobre de Chile,
5.125%,
02/02/2033 242,300
0.2
725,000
(1)
Corp Nacional del
Cobre de Chile,
5.950%,
01/08/2034 736,049
0.6
400,000
(1)
Corp Nacional del
Cobre de Chile,
6.300%,
09/08/2053 405,840
0.3
400,000
(1)
Empresa de
Transporte de
Pasajeros Metro SA,
3.693%,
09/13/2061 269,918
0.2
450,000
(1)
Empresa Nacional
del Petroleo, 3.450%,
09/16/2031 379,494
0.3
1,100,000
(1)
Empresa Nacional
del Petroleo, 3.750%,
08/05/2026 1,046,831
0.9
300,000
(1)
Empresa Nacional
del Petroleo, 4.500%,
09/14/2047 226,212
0.2
1,150,000
(1)
Sociedad Quimica y
Minera de Chile SA,
6.500%,
11/07/2033 1,220,725
1.0
4,938,869
4.1
Colombia : 1.7%
1,250,000  Ecopetrol SA, 8.625%,
01/19/2029 1,336,914
1.1
700,000
(1)
Grupo Energia Bogota
SA ESP, 7.850%,
11/09/2033 762,020
0.6
2,098,934
1.7
Guatemala : 0.5%
700,000
(1)
CT Trust, 5.125%,
02/03/2032 611,517
0.5

PORTFOLIO OF INVESTMENTS
as of December 31, 2023 (Unaudited) (continued)

Voya VACS Series EMHCD Fund
Principal
Amount† RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Indonesia : 3.4%
500,000
(1)
Hutama Karya
Persero PT, 3.750%,
05/11/2030 $ 468,750
0.4
500,000
(1)
Pertamina Persero PT,
3.100%,
01/21/2030 455,156
0.4
750,000  Pertamina Persero PT,
5.625%,
05/20/2043 761,250
0.6
550,000  Perusahaan
Perseroan Persero
PT Perusahaan Listrik
Negara, 3.000%,
06/30/2030 491,133
0.4
675,000
(1)
Perusahaan
Perseroan Persero
PT Perusahaan Listrik
Negara, 4.125%,
05/15/2027 659,918
0.6
750,000  Perusahaan
Perseroan Persero
PT Perusahaan Listrik
Negara, 4.125%,
05/15/2027 733,242
0.6
500,000
(1)
Perusahaan
Perseroan Persero
PT Perusahaan Listrik
Negara, 6.250%,
01/25/2049 523,125
0.4
4,092,574
3.4
Isle of Man : 0.3%
400,000  AngloGold Ashanti
Holdings PLC,
3.375%,
11/01/2028 361,824
0.3
Israel : 0.4%
550,000
(1)
Israel Electric
Corp. Ltd., 3.750%,
02/22/2032 467,616
0.4
Kazakhstan : 0.5%
750,000
(1)
KazMunayGas
National Co. JSC,
3.500%,
04/14/2033 625,898
0.5
Luxembourg : 3.8%
850,000
(1)
Chile Electricity Lux
MPC Sarl, 6.010%,
01/20/2033 876,695
0.7
1,200,000
(1)
CSN Resources SA,
8.875%,
12/05/2030 1,251,480
1.1
750,000
(1)
EIG Pearl Holdings
Sarl, 4.387%,
11/30/2046 603,633
0.5
250,000
(1)
Greensaif Pipelines
Bidco Sarl, 6.129%,
02/23/2038 261,719
0.2
550,000
(1)
Greensaif Pipelines
Bidco Sarl, 6.510%,
02/23/2042 580,680
0.5
Principal
Amount† RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Luxembourg: (continued)
950,000
(1)
Minerva Luxembourg
SA, 8.875%,
09/13/2033 $ 1,009,479
0.8
4,583,686
3.8
Malaysia : 1.2%
300,000  Petronas Capital Ltd.,
2.480%,
01/28/2032 256,334
0.2
1,250,000
(1)
Petronas Capital Ltd.,
4.800%,
04/21/2060 1,183,081
1.0
1,439,415
1.2
Mexico : 7.0%
750,000
(1)
Banco Nacional de
Comercio Exterior
SNC/Cayman Islands,
4.375%,
10/14/2025 734,663
0.6
1,000,000
(1)(3)
BBVA Bancomer
SA/Texas, 8.450%,
06/29/2038 1,063,650
0.9
600,000
(3)
Cemex SAB de CV,
5.125%,
12/31/2199 570,207
0.5
350,000
(1)(3)
Cemex SAB de CV,
9.125%,
12/31/2199 372,925
0.3
425,000
(1)
Comision Federal de
Electricidad, 4.688%,
05/15/2029 401,359
0.3
1,000,000
(1)(4)
Comision Federal de
Electricidad, 6.264%,
02/15/2052 875,625
0.7
350,000  Petroleos Mexicanos,
5.500%,
06/27/2044 217,000
0.2
800,000  Petroleos Mexicanos,
6.500%,
03/13/2027 746,875
0.6
500,000
(4)
Petroleos Mexicanos,
6.500%,
01/23/2029 442,188
0.4
1,135,000  Petroleos Mexicanos,
6.700%,
02/16/2032 942,050
0.8
500,000  Petroleos Mexicanos,
6.750%,
09/21/2047 328,375
0.3
600,000  Petroleos Mexicanos,
6.950%,
01/28/2060 396,000
0.3
1,375,000  Petroleos Mexicanos,
10.000%,
02/07/2033 1,377,406
1.1
8,468,323
7.0
Oman : 1.1%
1,300,000
(1)
OQ SAOC, 5.125%,
05/06/2028 1,288,828
1.1
Panama : 1.8%
540,152  AES Panama
Generation Holdings
SRL, 4.375%,
05/31/2030 455,078
0.4
1,075,000  Banco Nacional de
Panama, 2.500%,
08/11/2030 805,412
0.7

PORTFOLIO OF INVESTMENTS
as of December 31, 2023 (Unaudited) (continued)

Voya VACS Series EMHCD Fund
Principal
Amount† RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Panama: (continued)
1,200,000
(1)
Empresa de
Transmision Electrica
SA, 5.125%,
05/02/2049 $ 884,028
0.7
2,144,518
1.8
Peru : 1.9%
400,000
(1)
Corp Financiera
de Desarrollo SA,
2.400%,
09/28/2027 356,563
0.3
1,050,000
(1)
Hunt Oil Co. of
Peru LLC Sucursal
Del Peru, 8.550%,
09/18/2033 1,139,806
0.9
250,000  Petroleos del Peru SA,
4.750%,
06/19/2032 178,697
0.2
1,000,000
(1)
Petroleos del Peru SA,
5.625%,
06/19/2047 620,980
0.5
2,296,046
1.9
Poland : 1.5%
875,000
(1)
Bank Gospodarstwa
Krajowego, 5.375%,
05/22/2033 889,175
0.7
850,000
(1)
Bank Gospodarstwa
Krajowego, 6.250%,
10/31/2028 898,790
0.8
1,787,965
1.5
Qatar : 0.6%
1,000,000
(1)
QatarEnergy, 3.300%,
07/12/2051 732,765
0.6
South Africa : 0.6%
800,000
(1)
Eskom Holdings
SOC Ltd., 6.350%,
08/10/2028 780,125
0.6
South Korea : 1.3%
750,000  Korea Electric Power
Corp., 5.375%,
07/31/2026 758,092
0.6
750,000
(1)
POSCO, 5.750%,
01/17/2028 768,623
0.7
1,526,715
1.3
Tanzania : 0.4%
600,000  AngloGold Ashanti
Holdings PLC,
3.750%,
10/01/2030 523,031
0.4
Thailand : 0.7%
550,000
(1)
GC Treasury Center
Co. Ltd., 4.400%,
03/30/2032 503,453
0.4
375,000  GC Treasury Center
Co. Ltd., 4.400%,
03/30/2032 343,264
0.3
846,717
0.7
Principal
Amount† RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Turkey : 0.9%
400,000
(1)
Hazine Mustesarligi
Varlik Kiralama AS,
8.509%,
01/14/2029 $ 425,200
0.4
600,000
(1)
Turkiye Ihracat Kredi
Bankasi AS, 9.000%,
01/28/2027 626,344
0.5
1,051,544
0.9
United Arab Emirates : 2.1%
550,000  DP World Crescent
Ltd., 3.875%,
07/18/2029 522,615
0.4
254,832
(1)
Galaxy Pipeline Assets
Bidco Ltd., 2.160%,
03/31/2034 221,903
0.2
583,200
(1)
Galaxy Pipeline Assets
Bidco Ltd., 2.940%,
09/30/2040 482,963
0.4
975,000
(1)
MDGH GMTN
RSC Ltd., 4.375%,
11/22/2033 951,273
0.8
400,000
(1)
MDGH GMTN
RSC Ltd., 5.500%,
04/28/2033 424,864
0.3
2,603,618
2.1
United Kingdom : 0.5%
600,000
(3)
HSBC Holdings PLC,
5.887%,
08/14/2027 608,580
0.5
Venezuela : 0.3%
1,000,000  Petroleos de
Venezuela SA,
9.000%,
11/17/2021 109,688
0.1
1,750,000  Petroleos de
Venezuela SA,
9.750%,
05/17/2035 212,734
0.2
322,422
0.3
Total Corporate
Bonds/Notes
(Cost $44,511,327)
45,825,928
37.9
Total Long-Term
Investments
(Cost $110,035,567)
115,721,298
95.8
SHORT-TERM INVESTMENTS : 2.8%
Commercial Paper : 1.7%
1,000,000  Berkshire Hathaway
Inc.,
9.180
%,
01/03/2024 999,246
0.9
500,000  Duke Energy Co.,
8.260
%,
01/04/2024 499,548
0.4
500,000  Duke Energy Co.,
11.010
%,
01/02/2024 499,698
0.4
Total Commercial
Paper
(Cost $1,999,386)
1,998,492
1.7

PORTFOLIO OF INVESTMENTS
as of December 31, 2023 (Unaudited) (continued)

Voya VACS Series EMHCD Fund
Principal
Amount† RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Repurchase Agreements : 0.3%
409,977
(5)
JPMorgan Chase
& Co., Repurchase
Agreement dated
12/29/2023, 5.330%,
due 01/02/2024
(Repurchase
Amount $410,216,
collateralized
by various U.S.
Government
Securities, 2.500%-
5.000%, Market
Value plus accrued
interest $418,177, due
02/15/29-08/15/53)
(Cost $409,977)
$ 409,977
0.3
Shares RA Value
Percentage
of Net
Assets
Mutual Funds : 0.8%
932,000
(6)
Morgan Stanley
Institutional Liquidity
Funds - Government
Portfolio (Institutional
Share Class), 5.270%
(Cost $932,000) $ 932,000 0.8
Total Short-Term
Investments
(Cost $3,341,363)
3,340,469
2.8
Total Investments in
Securities
(Cost $113,376,930) $ 119,061,767 98.6
Assets in Excess of
Other Liabilities 1,694,853 1.4
Net Assets $ 120,756,620 100.0
†
Unless otherwise indicated, principal amount is shown in USD.
(1)
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualiﬁed institutional buyers.
(2)
Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rates shown reflect the current and next coupon rate as of December 31,
2023.
(3)
Variable rate security. Rate shown is the rate in effect as of
December 31, 2023.
(4)
Security, or a portion of the security, is on loan.
(5)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(6)
Rate shown is the 7-day yield as of December 31, 2023.
Sector Diversiﬁcation
Percentage
of Net Assets
Sovereign Bonds 59.7%
Energy 14.2
Utilities 7.2
Basic Materials 5.6
Financial 5.6
Consumer, Non-cyclical 2.0
Industrial 1.0
Communications 0.5
Short-Term Investments 2.8
Assets in Excess of Other Liabilities 1.4
Net Assets 100.0%
Portfolio holdings are subject to change daily.

PORTFOLIO OF INVESTMENTS
as of December 31, 2023 (Unaudited) (continued)

Voya VACS Series EMHCD Fund
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of December 31, 2023 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
December 31, 2023
Asset Table
Investments, at fair value
Sovereign Bonds $ — $ 69,895,370 $ — $ 69,895,370
Corporate Bonds/Notes — 45,825,928 — 45,825,928
Short-Term Investments 932,000 2,408,469 — 3,340,469
Total Investments, at fair value $ 932,000 $ 118,129,767 $ — $ 119,061,767
Other Financial Instruments+
Futures 420,386 — — 420,386
Total Assets $ 1,352,386 $ 118,129,767 $ — $ 119,482,153
Liabilities Table
Other Financial Instruments+
Futures $ (112,676) $ — $ — $ (112,676)
Total Liabilities $ (112,676) $ — $ — $ (112,676)
+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options.
Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument.
OTC swaps and written options are valued at the fair value of the instrument.
At December 31, 2023, the following futures contracts were outstanding for Voya VACS Series EMHCD Fund:
Description
Number
of Contracts
Expiration
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Long Contracts:
U.S. Treasury 2-Year Note 60 03/28/24 $ 12,354,844 $ 130,876
U.S. Treasury Long Bond 2 03/19/24 249,875 14,183
U.S. Treasury Ultra Long Bond 22 03/19/24 2,939,062 275,327
$ 15,543,781 $ 420,386
Short Contracts:
U.S. Treasury 5-Year Note (18) 03/28/24 (1,957,922) (4,366)
U.S. Treasury 10-Year Note (12) 03/19/24 (1,354,688) (46,150)
U.S. Treasury Ultra 10-Year Note (71) 03/19/24 (8,379,109) (62,160)
$ (11,691,719) $ (112,676)
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 6,481,738
Gross Unrealized Depreciation (796,901)
Net Unrealized Appreciation $ 5,684,837